FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 29, 1999.

                                                            FILE NO. 33-83430
                                                            FILE NO. 811-8738

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                (X)
         Post-Effective Amendment No. 6
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        (X)
         Amendment No. 8

                                                  IBJ Funds Trust
                             (Exact name of Registrant as Specified in Charter)

4400 Computer Drive
Westborough, Massachusetts  01581                               (617) 573-1529
---------------------------------                               --------------
(Address of Principal Executive Offices)        (Registrant's Telephone Number)


                                               Linda J. Hoard, Esq.
                                     First Data Investor Services Group, Inc.
                                                One Exchange Place
                                            Boston, Massachusetts 02109
                                      (Name and Address of Agent for Service)

With a Copy to:
Steven R. Howard, Esq.
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York  10019

It is proposed that this filing become effective (check appropriate box):

           immediately upon filing pursuant to Paragraph (b);
           on (date) pursuant to Paragraph (b);
      X 60 days after filing pursuant to paragraph (a)(i); on (date) pursuant to Paragraph (a)(i); 75 days after filing pursuant to paragraph
           (a)(ii); or on (date) pursuant to paragraph (a)(ii) of Rule 485.






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                                                  IBJ FUNDS TRUST


                                             SERVICE CLASS PROSPECTUS


                                             March 30, 1999



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This Prospectus  describes the following four funds (the "Funds") of the IBJ
Funds Trust:

                       RESERVE MONEY MARKET FUND


                       CORE FIXED INCOME FUND


                       CORE EQUITY FUND


                       BLENDED TOTAL RETURN FUND


This Prospectus contains important information about the Funds. Please read it before investing and keep it on file for future reference.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE        CONTRARY        IS       A       CRIMINAL        OFFENSE.
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                             TABLE OF CONTENTS


                                                             Page
Investment and Performance Summary..........................     3
Guide to Investing in the Funds.............................    11
Additional  Information  on  Strategies  and Risks..............12
Management  of the  Funds.....................................  17
Pricing of Fund Shares......................................    17
Purchase of Fund Shares.....................................    18
Minimum Purchase Requirements.................                  19
Exchange of Fund Shares.......................                  20
Redemption  of  Fund  Shares.....................               20
Dividends and Distributions...................                  23
Tax Information...............................                  23
Financial Highlights..........................                  24







                                        INVESTMENT AND PERFORMANCE SUMMARY

                                     INVESTMENT OBJECTIVES AND STRATEGIES


Reserve Money Market Fund (the "Money Market Fund")

Investment Objectives: To provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value.


Investment Strategies:
                  The Money Market Fund will invest in high quality, short-term U.S. dollar-denominated obligations. Such obligations may include (1) obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; (3) domestic, Yankee dollar and Eurodollar certificates of deposit, time deposits, money market accounts, bankers' acceptances, commercial paper and bearer deposit notes; and (4) related repurchase agreements.


The Money Market Fund may also invest in variable amount master demand obligations, which permit both the amount of the obligation and the interest rate to vary. In addition, the Fund may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. It may invest more than 25% of its total assets in the securities issued by domestic banks.


The Money Market Fund will invest only in securities or issuers of securities that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) have only one rating, provided that rating is the highest rating by an NRSRO, or (3) are unrated, but are of "top rating" quality.


The Fund's investments generally mature within 397 days or less. However, the average maturity of the Fund's investments is 90 days or less.


Core Fixed Income Fund

    Investment Objective:
To provide investors with a high total return (appreciation plus current income).


Investment Strategies:
                  The Core Fixed Income Fund will invest at least 65% of its total assets in bonds, such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks, debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.


          At least 65% of the Fund's  portfolio  will be invested in securities rated "A" or better by an NRSRO, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade (high yield) bonds. The Fund may use interest rate futures and/or options and options on interest rate futures to protect the portfolio against reinvestment and interest rate risk. In addition, the Fund may hold cash reserves for temporary defensive or emergency purposes.


Core Equity Fund

        Investment Objective:
                  To provide investors with long-term capital appreciation.


Investment Strategies:
                  The Fund intends to invest primarily in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, U.S. companies. However, if in the investment adviser's judgment market conditions change, the Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter"), and American Depository Receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the types of securities mentioned in this paragraph.


          In addition, the Fund may hold debt obligations, cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stock. The Fund currently intends to buy only those debt obligations rated in the top three rating categories by Moody's or S&P (or determined to be of like quality), although it has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.


Blended Total Return Fund

        Investment Objective:
To provide investors with long-term capital appreciation and current income for high total return.


Investment Strategies:
                  The Blended Total Return Fund will invest in varying proportions of equities and debt market securities. The Fund intends to invest primarily in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, U.S. companies. However, if in the investment adviser's judgment market conditions change, the Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S.
         companies, the equity securities of foreign companies (if traded "over-the-counter"), and American Depository Receipts ("ADRs").


          Among the debt market securities which the Fund may hold are U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements, convertible securities, preferred stocks and debt of foreign governments or corporations. The debt portion of the Fund may invest in below-investment grade (high yield) bonds. However, the Fund will always maintain an average rating of investment grade on the debt portion of the portfolio. The Fund also may enter into certain futures and options contracts for hedging purposes.


          The Blended Total Return Fund will generally invest 30-70% of its total assets in equity securities and the remaining 30-70% in debt securities. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents.


                         RISKS OF THE FUNDS


The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Fund invests. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


The price per share of the Core Fixed Income Fund,  the Core Equity
Fund and the Blended Total Return Fund (the "Non-Money Market Funds") will fluctuate with changes in the value of the investments held by each Fund. The risks of these Funds include a potential loss of money in the event that investments held by a Fund decline in price. There can be no assurance that any Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss inherent in investing in certain types of securities. For example, investment in foreign issuers involves special risks not typically associated with investing in U.S. issuers. In addition, options and futures contracts involve the risks that such contracts may fail as hedging techniques and that the loss from such transactions is potentially unlimited. Further, most bonds involve the risk that their price will decrease if interest rates increase.


An investment in any of the Funds is not a deposit of a bank nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                         PERFORMANCE


The bar charts and tables shown below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year (since the Funds commenced operations), and by showing how each Fund's average annual returns for one year and for the life of the Fund compare to those of a broad-based securities market index (in the case of the Non-Money Market Funds) or a Treasury bill index (in the case of the Money Market Fund). How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.






Reserve Money Market Fund







----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           4.98%                         4.85%                         5.00%                        5.24%
----------------------------- ----------------------------- ---------------------------- ----------------------------




















 During the period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended June 30, 1995) and the lowest return for a quarter was 1.16% (quarter ended March 31, 1997).

--------------------------------------------------------------- -------------------- -------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)                Past One Year        Since February 1, 1995*
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Money Market Fund                                                      5.24%                     5.13%
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
U.S. Treasury Bill (3 month) Index**                                   4.50%                     5.09%
--------------------------------------------------------------- -------------------- -------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of interest rates for 3 month U.S. Treasury bills.



The Money Market Fund's seven-day yield for the period ended December 31, 1998 was 4.76%. You may call 1-800-99-IBJFD (1-800-994-2533) to obtain more current yield information.






Core Fixed Income Fund







----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           13.59%                        2.22%                         8.91%                        8.76%
----------------------------- ----------------------------- ---------------------------- ----------------------------




















During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99)% (quarter ended March 31, 1996).


--------------------------------------------------------------- -------------------- -------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)                Past One Year        Since February 1, 1995*
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Core Fixed Income Fund                                                 8.76%                     8.49%
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Lehman Intermediate Government/                                        8.44%                     8.57%
Corporate Bond Index**
--------------------------------------------------------------- -------------------- -------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years.







Core Equity Fund







----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           31.35%                        20.64%                       29.91%                       24.89%
----------------------------- ----------------------------- ---------------------------- ----------------------------



















During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was 11.06% (quarter ended September 30, 1998).


--------------------------------------------------------------- -------------------- -------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)                Past One Year        Since February 1, 1995*
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Core Equity Fund                                                      24.89%                     27.30%
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Standard & Poor's 500 Stock Index**                                   28.74%                     30.42%
--------------------------------------------------------------- -------------------- -------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of the U.S. stock market as a whole.






  Blended Total Return Fund







----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           22.20%                        12.27%                       16.96%                       17.90%
----------------------------- ----------------------------- ---------------------------- ----------------------------




















During the period shown in the bar chart, the highest return for a quarter was 12.06% (quarter ended December 31, 1998) and the lowest return for a quarter was (1.77)% (quarter ended September 30, 1998).

--------------------------------------------------------------- -------------------- -------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)                Past One Year        Since February 1, 1995*

--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Blended Total Return Fund                                             17.90%                     17.70%
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Lehman Intermediate Government/                                        8.44%                     8.57%
Corporate Bond Index**
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Standard & Poor's 500 Stock Index***                                  28.74%                     30.42%
--------------------------------------------------------------- -------------------- -------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years.
*** This Index  reflects the  performance  of the U.S.  stock market as a whole.







                                                     FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                       Reserve      Core                     Blended
                                                                       Money        Fixed       Core         Total
                                                                       Market       Income      Equity       Return
                                                                       Fund         Fund        Fund         Fund
Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price).....................            None        None         None         None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds).................            None        None         None         None
Maximum Sales Charge (Load) Imposed on Reinvested
      Dividends (as a percentage of offering price)...........            None        None         None         None
Redemption Fee................................................            None        None         None         None
Exchange Fee..................................................            None        None         None         None

Annual Fund Operating Expenses
      (expenses that are deducted from a Fund's assets)

Management Fees...............................................           0.35%        0.50%       0.60%        0.60%
Distribution (12b-1) Fees.....................................            None        None         None         None
Other Expenses................................................           0.41%        0.40%       0.44%        0.41%
Total Annual Fund Operating Expenses..........................           0.76%        0.90%       1.04%        1.01%
                                                                         -----        -----       -----        -----
Management Fee Waiver.........................................           0.35%        0.10%        0.10%        0.10%
Net Expenses..................................................           0.41%        0.80%        0.94%        0.91%
                                                                         =====        =====        =====        =====




EXAMPLE


 ......This Example is intended to help you compare the cost of investing in a
Fund with the cost of investing
in other mutual funds.







The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   Reserve              Core                           Blended
                                                    Money              Fixed            Core         Total Return
                                                   Market              Income          Equity            Fund
                                                    Fund                Fund            Fund

1 year.................................            $  42            $     82            $   96         $   93
3 years................................             $132             $   255           $   300        $   290
5 years................................             $230             $   444           $   520        $   504
10 years...............................             $518                $990            $1,155         $1,120




 GUIDE TO INVESTING IN THE FUNDS


Purchase orders for the Money Market Fund received by 12:00 noon Eastern Standard Time will become effective that day. Purchase orders for the Non-Money Market Funds received by your investment representative in "good order" prior to 4:00 p.m., Eastern Standard Time, and transmitted to First Data Distributors, Inc. ("FDDI"), the Funds' distributor, prior to 4:00 p.m. Eastern Standard Time, will become effective that day.


Minimum
Initial Investment $ 1,000
Minimum  Initial Investment for
Individual Retirements Accounts ("IRAs") or Roth Individual Retirements Accounts
("Roth          IRAs")...................................          $         250
 .Minimum Subsequent Investment $ 50

         The Funds are purchased at net asset value.

         Shareholders may exchange shares between the Funds by telephone or mail. Exchanges may not be effected by facsimile.

Minimum
initial exchange $ 500 (No minimum for subsequent exchanges)



Shareholders may redeem shares by telephone, mail or wire. Shares may not be redeemed by facsimile.

          If a  redemption  request  is  received  by 12:00  noon  Eastern
              Standard Time, proceeds for the Money Market Fund will be transferred to a designated account that day.

          The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $500 or less.

              (Redemption by telephone and wire is not available for IRAs, Roth IRAs and trust relationships of the Funds' adviser.)



All dividends and distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

  Distributions for the Core Equity Fund are paid at least once annually, distributions for the Blended Total Return Fund are paid quarterly and distributions for the other Funds are paid monthly.



ADDITIONAL INFORMATION ON STRATEGIES AND RISKS


Investment Securities and Strategies of the Funds


IBJ Whitehall Bank & Trust Company ("IBJW" or the "Adviser"), as the Funds' adviser, selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.


U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities.


U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the U.S. Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation.


 Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and U.S. Government agencies and instrumentalities (but only includes taxable securities).


 Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements for each Fund described in the "Investment and Performance Summary."


 Mortgage-Related Securities (All Funds). The Funds are permitted to invest in mortgage-related securities, subject to the rating and quality requirements for each Fund described in the "Investment and Performance Summary." One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).


Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). Interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.



 Asset-Backed Securities (All Funds). The Funds are permitted to invest in asset-backed securities, subject to each Fund's rating and quality requirements for debt securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. A Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.



Common Stocks (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.


 Preferred Stocks (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.


 American Depository Receipts (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund).
ADRs are U.S. dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.


 Investment in Foreign Securities (All Funds). These Funds may each invest in securities of foreign governmental and private issuers. These investments must be U.S. dollar-denominated with respect to the Money Market Fund.


 Convertible and Exchangeable Securities (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Core Equity Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. The Funds may invest in convertible securities rated below investment grade.


 Domestic and Foreign Bank Obligations (All Funds). Examples of these obligations are certificates of deposit, commercial paper, Yankee certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium term deposit notes.


 Zero Coupon Securities (All Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.



 Variable  rate  demand  obligations  (All  Funds).   Variable  rate  demand
obligations have a maturity of 397 days or less with respect to the Money Market Fund or generally five to twenty years with respect to the Non-Money Market Funds. However, these obligations carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.


 "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. In a forward commitment transaction, a Fund agrees to purchase or sell securities at a specified future date.


 Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33-1/3% of its total
assets  to  brokers,  dealers  and  financial  institutions,   provided  certain
conditions are met.


  Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank or broker-dealer which presents a minimum risk of bankruptcy. Under a repurchase agreement, a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon price. The agreements will be fully collateralized.


 Illiquid Investments (All Funds). No Fund may invest more than 15% (10% with respect to the Money Market Fund) of the aggregate value of its net assets in investments which are illiquid, or not readily marketable.


Maturity of Fixed Income Securities. Neither the Core Fixed Income Fund nor the debt portion of the Blended Total Return Fund has any limitation on average maturity or the maturity of individual securities.


Selection of Securities. Each stock selected by the Core Equity Fund and the equity portion of the Blended Total Return Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Adviser will seek to control performance risk of equity securities for these Funds in two ways: (1) by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves or using futures and options for hedging purposes if a substantial stock market correction seems likely.


 Each fixed income security selected by the Core Fixed Income Fund and the debt portion of the Blended Total Return Fund will be selected based on certain factors, including but not limited to: (1) the impact of overall duration risk of the total portfolio, (2) the attractiveness of the relevant market sector versus benchmark allocation, (3) the creditworthiness of corporate debt issuers and rating trends, and (4) the overall structure of the debt issue being considered for purchase.


Temporary Defensive Positions (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). When the Adviser determines that adverse market conditions exist, these Funds temporarily may hold up to 75 percent of their assets in the form of cash or cash equivalents. During such periods, the Funds face the risk of missing out on any opportunities in the market and may be less likely to achieve their investment objectives.


Portfolio Turnover. The Funds generally will not engage in the trading of securities for short-term profits. However, under certain market conditions, the Non-Money Market Funds may seek profits by short-term trading. In addition, each Fund will adjust its portfolio in view of current or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of a downturn in the market. Frequency of portfolio turnover (that is, a change in the number of securities owned by a Fund) will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate. Each Fund and its shareholders must bear these expenses. Further, portfolio turnover may result in the realization of taxable gains, which would in turn lower a Fund's return to shareholders.


Additional Risks of Investing in the Funds


A Fund may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. For example, the value of mortgage-backed securities may be adversely affected by the rate of prepayments on the underlying mortgages. Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options, futures and options on futures involve the risks that such options and futures may fail as hedging techniques, that the loss from investing in futures transactions is potentially unlimited and that closing transactions may not be effected where a liquid secondary market does not exist.


  Investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities.



Below-investment grade (high-yield) bonds may be issued to the Core Fixed Income Fund and the Blended Total Return Fund as a result of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.


A Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.


 Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Funds have been informed that the Adviser, and the Funds' other service providers (i.e., administrator, transfer agent, fund accounting agent, distributor and custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Adviser and the Funds' other service providers will not be completed by December 31, 1999, and (ii) the costs currently associated with the implementation of their plans will have a material adverse impact on the business, operations or financial condition of the Funds or their service providers.


In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.


The Funds and the Adviser will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of systems failure.


 MANAGEMENT OF THE FUNDS


The business and affairs of each Fund are managed under the direction of the Board of Trustees.


The Adviser:       IBJ WHITEHALL BANK & TRUST COMPANY

                      IBJW provides investment advisory services to the Funds. For these services IBJW may receive fees based on average daily net assets up to the following annualized rates for the Funds: Reserve Money Market Fund, 0.35%; Core Fixed Income Fund, 0.50%; Core Equity Fund, 0.60%; and Blended Total Return Fund, 0.60%.


                         IBJW,  formed  in 1929,  provides  banking,  trust and
                      investment services to individuals and institutions. It acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. IBJW's investment management responsibilities, as of December 31, 1998, included accounts with aggregate assets of approximately $___ billion. The principal business address of IBJW is One State Street, New York, New York 10004.



The Portfolio Mr. Paul Blaustein, Senior Vice President, has been affiliated with IBJW since 1997 and is Managers: responsible for the day-to-day management of the Core Equity Fund and the equity portion of the Blended Total Return Fund. He has held these positions since August 1998 and January 1999, respectively. Mr. Blaustein was a Vice President and portfolio manager at Desai Capital Management from 1996 to 1997, was a Vice President of the Investment Research Department at Legg Mason from 1994 to 1996 and was a Vice President and investment analyst at Warburg Pincus Counselors from 1991 to 1994.



                         Mr. Martin Liebgott,  Senior Vice President,  has been
                      affiliated with IBJW since 1988 and is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has held these positions since inception. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 1997.


PRICING OF FUND SHARES


 Each Fund's shares are priced at net asset value. The net asset value per share of the Funds is calculated at 12:00 noon (Eastern Standard Time) for the Money Market Fund and at 4:00 p.m. (Eastern Standard Time) for each of the Non-Money Market Funds, Monday through Friday, on each day that the New York Stock Exchange is open for trading. The net asset value is not calculated on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Fund: Columbus Day and Veterans Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of FDDI or First Data Investor Services Group, Inc. ("FDISG"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.


Securities are valued using market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.


The Money Market Fund uses the amortized cost method to value its portfolio securities. It seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.



 PURCHASE OF FUND SHARES


The Service Class shares offered in this prospectus are sold at net asset value without a sales load only to certain institutional investors who are purchasers through a trust or investment account administered by IBJW, are employees or ex-employees of IBJW or any of its affiliates, FDDI, FDISG or any other service provider, or employees of any trust customer of IBJW or any of its affiliates.


Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in "good order."


The following purchase procedures do not apply to certain fund or trust accounts that are managed by IBJW. The customer should consult his or her trust administrator for proper instructions.


 All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.








An investment may be made using any of the following methods:

         Through IBJW. Shares are available to new and existing shareholders through IBJW or its affiliates or other authorized investment advisers. To make an investment using this method, simply complete a Purchase Application and contact your IBJW representative or investment adviser with instructions as to the amount you wish to invest. They will then contact the Fund to place the order on your behalf on that day.


 Orders  received  by your IBJW  representative  for the  Non-Money
Market Funds in "good order" prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 4:00 p.m., Eastern Standard Time), will become effective that day. Orders for the Money Market Fund received in "good order" prior to 12:00 noon Eastern Standard Time will become effective that day. You should receive written confirmation of your order within a few days of receipt of instructions from your representative.



Other Purchase Information. Requests in "good order" must include the following documents: (a) A letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(b) Any required signature  guarantees (see "Signature  Guarantees"  below); and
(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.


Signature Guarantees. To protect shareholder accounts, the Funds, and their transfer agent from fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) and the registered address and (2) share transfer requests. Shareholders may contact the Funds at 1-800-99-IBJFD (1-800-994-2533) for further details.


 By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. Your bank may charge a fee for handling the transaction. Please call 1-800-99-IBJFD (1-800-994-2533) for wiring instructions. A completed application must be sent by overnight delivery to the Fund in advance of the wire to IBJ Funds Trust, P.O. Box 5183, Westborough, MA 01581-5183. Notification must be given to the Fund at 1-800-99-IBJFD (1-800-994-2533) prior to 12:00 p.m. Eastern Standard Time, of the wire date for the Money Market Fund and prior to 4:00 p.m. Eastern Standard Time in the case of the Non-Money Market Funds.


 By Mail. Payments to open new accounts should be sent to IBJ Funds Trust, P.O. Box 5183, Westborough, MA 01581-5183, together with a completed application. Fund purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days after purchase.
Checks should be made payable to the order of IBJ Funds Trust.


 Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with the Funds by telephone at 1-800-99-IBJFD (1-800-994-2533).


 Additional Information. Through another prospectus, each Fund also offers a Premium Class of shares. Shareholders in the Premium Class of shares may be subject to an additional 12b-1 fee of up to 0.35% of average daily net assets and an additional shareholder servicing charge of up to 0.50% of average daily net assets.


MINIMUM PURCHASE REQUIREMENTS


The minimum initial investment in the Funds is $1,000 unless the purchaser has at least $1,000 or more in any of the IBJ Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of IBJW or is an employee of any of its affiliates, FDDI, FDISG, or any other service provider, or is an employee of any trust customer of IBJW or any of its affiliates. Note that the minimum is $250 for an IRA or Roth IRA, other than an IRA or Roth IRA for which IBJW or any of its affiliates acts as trustee or custodian. Any subsequent investments must be at least $50, including an IRA or Roth IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. A separate application is required for IRA or Roth IRA investments. (For more IRA or Roth IRA information, call 1-800-99-IBJFD (1-800-994-2533)). The Funds reserve the right to reject purchase orders.



EXCHANGE OF FUND SHARES


Shareholders may exchange shares of one Fund for shares of another Fund by either telephone or mail. A shareholder should first read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at P.O. Box 5183, Westborough, MA 01581-5183 or by calling 1-800-99-IBJFD (1-800-994-2533).
The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.


A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in "good order."


An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.


Exchange by Mail. A letter of instruction should be sent by mail to IBJ Funds Trust, P.O. Box 5183, Westborough, MA 01581-5183. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. No signature guarantee is required. Newly purchased shares must remain in the account for 10 days.


Exchange by  Telephone.  To exchange Fund shares by telephone or if you have any questions, simply call the Funds at 1-800-99-IBJFD (1-800-994-2533). You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares - By Telephone" in this Prospectus for a discussion of telephone transactions generally.


Automatic  Investment Program. An eligible  shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $500 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


REDEMPTION OF FUND SHARES


Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the applicable Fund receives your redemption request in "good order." A redemption is a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund which seeks to maintain a net asset value per share of $1.00.


Where the shares to be redeemed have been purchased by check, the redemption request may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Funds may suspend redemptions or postpone payment dates.



Redemption Methods. You may redeem your shares using any of the methods set forth below:

Through an IBJW Representative or Authorized Investment Adviser. You may redeem your shares by contacting your IBJW representative or investment adviser and instructing him or her to redeem your shares. He or she will then contact the Fund and place a redemption trade on your behalf. He or she may charge you a fee for this service.


By Mail.  Requests should be addressed to IBJ Funds Trust, P.O. Box
5183, Westborough, MA 01581-5183. To protect shareholder accounts, the Funds, and the transfer agent from fraud, a signature guarantee will be required when redemption proceeds are to be sent to an address other than the registered address, or if the redemption is greater than $50,000. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed, (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations, if required (see "Purchase of Fund Shares"). Corporations, partnerships, trusts or other legal entities must submit additional documentation.


By Check. You may redeem your Money Market Fund shares by drawing checks on your account. You must first complete the signature card provided with the purchase application. Upon receiving the properly completed application and signature card, FDISG will provide you with checks free of charge. These checks may be made payable to the order of any person in the amount of $500 or more. When a check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed to cover the amount of the check. You cannot use a check to close out your account since additional shares accrue daily.


By Telephone. You may redeem your shares by calling the Funds at 1-800-99-IBJFD (1-800-994-2533). You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the dollar or share amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone. They also record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.


 By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds of wire redemption for the Money Market Fund generally will be transferred to the designated account on the day the request is received, provided that it is received by 12:00 Noon (Eastern Standard Time).


 Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and you attach a copy of a void check from the account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.


Other Redemption Information. Requests in "good order" must include the documents listed in "Purchase of Fund Shares --- Other Purchase Information."



The  above-mentioned  services --- "By Telephone," "By Check," and "By Wire"
--- are not  available  for IRAs or Roth IRAs and trust  relationships  of IBJW.



 Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


Redemption of Small Accounts. Due to the high cost of servicing small accounts, each Fund may redeem, on 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.


 Redemption in Kind. All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets. A Fund would make this type of payment if an emergency exists or if a cash distribution would impair the Fund's liquidity to the detriment of existing shareholders.


 Account Services

         All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.


DIVIDENDS AND DISTRIBUTIONS


 Each Fund intends to distribute to its shareholders substantially all of its income. The Reserve Money Market Fund and the Core Fixed Income Fund will declare distributions of such income daily and pay those dividends monthly; the Core Equity Fund will declare and pay distributions annually and the Blended Total Return Fund will declare and pay dividends at least quarterly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain.


 Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.


 In the case of the Money Market Fund, shares purchased will begin earning dividends on the day the shares are bought and shares redeemed will earn dividends through the day before redemption. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the other Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the shares are bought, and shares redeemed will earn dividends through the day the redemption is executed.



Dividends and distributions from a Fund are taxable to shareholders whether received in additional shares or in cash.


If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


TAX INFORMATION


Each Fund intends to  distribute  substantially  all of its income.
The income dividends a shareholder receives from a Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.


A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year and paid by a Fund during January of the following calendar year.



Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Internal Revenue Code, to "pass through" to its shareholders the amount of such foreign taxes paid. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.


FINANCIAL HIGHLIGHTS


These financial highlights tables are intended to help you understand each Fund's financial performance since it began operations on February 1, 1995. The total returns in these tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended November 30, 1998 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. The information for periods prior to the year ended November 30, 1998 were audited by other independent auditors, whose reports thereon were unqualified.

                                                      Reserve Money Market Fund

                                                     For the Year   For the Year   For the Year   For the Period
                                                        ended          ended           ended      Feb. 1, 1995*
                                                       Nov. 30,       Nov. 30,       Nov. 30,      to Nov. 30,
                                                         1998           1997           1996            1995
                                                     ------------   ------------   ------------    --------

            Net Asset Value, Beginning of Period...      $1.00         $1.00           $1.00          $1.00
                                                         -----         -----           -----          -----

            Income from Investment Operations:
              Net investment income................       0.05          0.05            0.05           0.04

            Less Dividends from:
              Net investment income................      (0.05)        (0.05)          (0.05)         (0.04)

            Net Asset Value, End of Period.........      $1.00         $1.00           $1.00          $1.00
                                                         =====         =====           =====          =====

            Total Return(a)........................       5.27%        4.96%           4.88%          4.55%
            Ratios/Supplemental Data:
            Net   Assets,   End   of   Period   (in    $18,585        $25,784         $34,269        $28,943
            thousands).............................
            Ratios to average net assets:
              Expenses before                           0.76%          0.99%           0.95%         0.92%**
            waivers/reimbursements+................
              Expenses net waivers/reimbursements..     0.41%          0.64%           0.65%         0.64%**
              Net investment income................     5.16%          4.84%           4.82%         5.40%**


           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.









                                                                      Core Fixed Income Fund

                                                    For the Year    For the Year   For the Year      For the
                                                       ended           ended           ended         Period
                                                      Nov. 30,        Nov. 30,       Nov. 30,     Feb. 1, 1995*
                                                        1998            1997           1996        to Nov. 30,
                                                                                                      1995

            Net Asset Value, Beginning of Period.     $10.36          $10.22          $10.72         $10.00
                                                      ------          ------          ------         ------

            Income from Investment Operations:
              Net investment income..............       0.59            0.57            0.54           0.48
              Net realized and unrealized gains
            (losses)                                    0.33            0.14           (0.12)          0.72
                                                        ----            ----           ------          ----
              on investment transactions.........
              Total   income   from    investment       0.92            0.71            0.42           1.20
                                                        ----            ----            ----           ----
            operations...........................

            Less Dividends from:                       (0.59)          (0.57)          (0.54)         (0.48)
              Net investment income..............
              Realized gains.....................      (0.08)          -----           (0.38)         -----
                                                                       -----           ------         -----
            Net  change  in net  asset  value per       0.25            0.14           (0.50)          0.72
                                                                        ----           ------          ----
            share................................

            Net Asset Value, End of Period.......     $10.61          $10.36          $10.22         $10.72
                                                      ======          ======          ======         ======

            Total Return(a)......................      9.27%            7.20%           4.25%         12.28%
            Ratios/Supplemental Data:
            Net   Assets,   End  of  Period   (in     $38,803         $31,628         $27,768       $26,849
            thousands)...........................
            Ratios to average net assets:
              Expenses before                          0.90%            1.17%           1.22%          1.22%**
            waivers/reimbursements+..............
              Expenses net waivers/reimbursements      0.80%            1.07%           1.12%          1.12%**
              Net investment income..............      5.63%            5.61%           5.07%          5.59%**
            Portfolio Turnover Rate..............       93%             210%            160%           297%

           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.







                                                                         Core Equity Fund

                                                    For the Year    For the Year   For the Year      For the
                                                       Ended           Ended           Ended         Period
                                                      Nov. 30,        Nov. 30,       Nov. 30,     Feb. 1, 1995*
                                                        1998            1997           1996        to Nov. 30,
                                                    ------------    ------------   ------------
                                                                                                      1995

            Net Asset Value, Beginning of Period.     $16.67          $15.37          $12.97         $10.00
                                                      ------          ------          ------         ------

            Income from Investment Operations:
              Net investment income..............       0.07            0.35            0.14           0.13
              Net realized and unrealized gains
            on                                          2.37            3.03            2.90           2.84
                                                        ----            ----            ----           ----
                   investment transactions.......
              Total   income   from    investment       2.44            3.38            3.04           2.97
                                                        ----            ----            ----           ----
            operations...........................
            Less Distributions from:                   (0.05)          (0.31)          (0.19)         ----
              Net investment income..............       ----           (0.24)          ----           ----
              In excess of net investment income.
              Realized gains.....................      (2.55)          (1.53)          (0.45)         ----
                                                       ------          ------          ------         ----
              Net  change in net asset  value per      (0.16)           1.30            2.40           2.97
            share................................

            Net Asset Value, End of Period.......      $16.51         $16.67          $15.37         $12.97
                                                       ======         ======          ======         ======
            Total Return(a)......................      17.87%          24.68%          24.61%         29.70%
            Ratios/Supplemental Data:
            Net   Assets,   End  of  Period   (in     $124,485         $105,386        $93,640      $86,596
            thousands)...........................
            Ratios to average net assets:
              Expenses before                          1.04%            0.99%           0.99%          1.09%**
            waivers/reimbursements+..............
              Expenses net waivers/reimbursements      0.94%            0.89%           0.89%          0.89%**
              Net investment income..............      0.32%            0.74%           0.93%          1.29%**
            Portfolio Turnover Rate..............       92%             44%             27%            37%

           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.







                                                                    Blended Total Return Fund

                                                    For the Year    For the Year   For the Year      For the
                                                       Ended           Ended           Ended         Period
                                                      Nov. 30,        Nov. 30,       Nov. 30,     Feb. 1, 1995*
                                                        1998            1997           1996        to Nov. 30,
                                                    ------------    ------------   ------------
                                                                                                      1995

            Net Asset Value, Beginning of Period.     $13.51          $12.76          $11.79         $10.00
                                                      ------          ------          ------         ------

            Income from Investment Operations:
              Net investment income..............       0.38            0.50            0.34           0.31
              Net realized and unrealized gains
            on                                          1.41            1.27            1.26           1.79
                                                        ----            ----            ----           ----
                   investment transactions.......
              Total   income   from    investment       1.79            1.77            1.60           2.10
                                                        ----            ----            ----           ----
            operations...........................
            Less Distributions from:                   (0.38)          (0.50)         (0.36)         (0.31)
              Net investment income..............
              Realized gains.....................      (2.02)          (0.52)          (0.27)         ----
                                                       ------          ------          ------         ----
              Net  change in net asset  value per      (0.61)           0.75            0.97           1.79
            share................................

            Net Asset Value, End of Period.......     $12.90          $13.51          $12.76         $11.79
                                                      ======          ======          ======         ======
            Total Return(a)......................      15.98%          14.69%          14.08%         20.82%
            Ratios/Supplemental Data:
            Net   Assets,   End  of  Period   (in     $66,262         $61,867         $64,232        $50,583
            thousands)...........................
            Ratios to average net assets:
              Expenses before                          1.01%           1.07%           1.09%         1.15%**
            waivers/reimbursements+..............
              Expenses net waivers/reimbursements      0.91%           0.97%           0.99%         1.05%**
              Net investment income..............      2.95%           2.91%           2.98%         3.04%**
            Portfolio Turnover Rate..............       76%             138%            77%            78%

           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.






                                                    74


                                 IBJ FUNDS TRUST



                                            Reserve Money Market Fund

                                            Core Fixed Income Fund

                                            Core Equity Fund

                         Blended Total Return Fund




                Additional information about the Funds is included in a Statement of Additional Information dated March 30, 1999 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.



               Information  about each Fund's  investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.



You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-99-IBJFD (1-800-994-2533).


                Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). Such information is also available on the SEC's Internet site at http://www.sec.gov. You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.








--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                  IBJ FUNDS TRUST


                                             PREMIUM CLASS PROSPECTUS


March 30, 1999



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





This Prospectus describes the following four funds (the "Funds") of the IBJ Funds Trust:

                       RESERVE MONEY MARKET FUND


                       CORE FIXED INCOME FUND


                       CORE EQUITY FUND


                       BLENDED TOTAL RETURN FUND

This Prospectus contains important information about the Funds. Please read it before investing and keep it on file for future reference.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE        CONTRARY        IS       A       CRIMINAL        OFFENSE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







                          TABLE OF CONTENTS

Page                                                         Page
----                                                         ----

Investment and Performance  Summary...........................3
Guide to Investing in the Funds.............................11
Additional Information on Strategies  and Risks..............12
Management  of the  Funds.....................................17
Pricing of Fund Shares......................................18
Purchase of Fund Shares.....................................18
Minimum Purchase Requirements....................           20
Exchange of Fund Shares..........................           20
Redemption   of  Fund   Shares........................      21
Dividends  and Distributions......................          23
Tax Information..................................           24
Distribution Arrangements........................           24
Financial Highlights.............................           25









INVESTMENT AND PERFORMANCE SUMMARY
                                     INVESTMENT OBJECTIVES AND STRATEGIES

Reserve Money Market Fund (the "Money Market Fund")

 .........Investment Objectives:
To provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value.


Investment Strategies:
                  The Money Market Fund will invest in high quality, short-term U.S. dollar-denominated obligations. Such obligations may include (1) obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; (3) domestic, Yankee dollar and Eurodollar certificates of deposit, time deposits, money market accounts, bankers' acceptances, commercial paper and bearer deposit notes; and (4) related repurchase agreements.


The Money Market Fund may also invest in variable amount master demand obligations, which permit both the amount of the obligation and the interest rate to vary. In addition, the Fund may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. It may invest more than 25% of its total assets in the securities issued by domestic banks.


The Money Market Fund will invest only in securities or issuers of securities that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) have only one rating, provided that rating is the highest rating by an NRSRO, or (3) are unrated, but are of "top rating" quality.


The Fund's investments generally mature within 397 days or less. However, the average maturity of the Fund's investments is 90 days or less.


Core Fixed Income Fund

        Investment Objective:
To provide investors with a high total return (appreciation plus current income).


Investment Strategies:
                  The Core Fixed Income Fund will invest at least 65% of its total assets in bonds, such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks, debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.


At least 65% of the Fund's portfolio will be invested in securities rated "A" or better by an NRSRO, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade (high yield) bonds. The Fund may use interest rate futures and/or options and options on interest rate futures to protect the portfolio against reinvestment and interest rate risk. In addition, the Fund may hold cash reserves for temporary defensive or emergency purposes.


Core Equity Fund

       Investment Objective:
                  To provide investors with long-term capital appreciation.


Investment Strategies:
                  The Fund intends to invest primarily in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded U.S. companies. However, if in the investment adviser's judgment market conditions change, the Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter") and American Depository Receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the types of securities mentioned in this paragraph.


In addition, the Fund may hold debt obligations, cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stock. The Fund currently intends to buy only those debt obligations rated in the top three rating categories by Moody's or S&P (or determined to be of like quality), although it has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.


 Blended Total Return Fund

         Investment Objective:
To provide investors with long-term capital appreciation and current income for high total return.


Investment Strategies:
                  The Blended Total Return Fund will invest in varying proportions of equities and debt market securities. The Fund intends to invest primarily in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded U.S. companies. However, if in the investment adviser's judgment market conditions change, the Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S.
         companies, the equity securities of foreign companies (if traded "over-the-counter") and American Depository Receipts ("ADRs").


 Among the debt market  securities  which the Fund may hold are U.S.
         Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements, convertible securities, preferred stocks and debt of foreign governments or corporations. The debt portion of the Fund may invest in below-investment grade (high yield) bonds. However, the Fund will always maintain an average rating of investment grade on the debt portion of the portfolio. The Fund also may enter into certain futures and options contracts for hedging purposes.


 The Blended Total Return Fund will generally invest 30-70% of its total assets in equity securities and the remaining 30-70% in debt securities. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents.


RISKS OF THE FUNDS


The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Fund invests. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


The price per share of the Core Fixed Income Fund,  the Core Equity
Fund and the Blended Total Return Fund (the "Non-Money Market Funds") will fluctuate with changes in the value of the investments held by each Fund. The risks of these Funds include a potential loss of money in the event that investments held by a Fund decline in price. There can be no assurance that any Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss inherent in investing in certain types of securities. For example, investment in foreign issuers involves special risks not typically associated with investing in U.S. issuers. In addition, options and futures contracts involve the risks that such contracts may fail as hedging techniques and that the loss from such transactions is potentially unlimited. Further, most bonds involve the risk that their price will decrease if interest rates increase.


An investment in any of the Funds is not a deposit of a bank nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE


The bar charts and tables shown below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year (since the Funds commenced operations), and by showing how each Fund's average annual returns for one year and for the life of the Fund compare to those of a broad-based securities market index (in the case of the Non-Money Market Funds) or a Treasury bond index (in the case of the Money Market Fund). How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.







Reserve Money Market Fund







----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           4.98%                         4.85%                         5.00%                        5.24%
----------------------------- ----------------------------- ---------------------------- ----------------------------



















 During the period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended June 30, 1995) and the lowest return for a quarter was 1.16% (quarter ended March 31, 1997).


--------------------------------------------------------------- -------------------- -------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)                Past One Year        Since February 1, 1995*
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Money Market Fund                                                      5.24%                     5.13%
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
U.S. Treasury Bill (3 month) Index**                                   4.50%                     5.09%
--------------------------------------------------------------- -------------------- -------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of interest rates for 3 month U.S. Treasury bills.



The Money Market Fund's seven-day yield for the period ended December 31, 1998 was 4.76%. You may call
1-800-99-IBJFD (1-800-994-2533) to obtain more current yield information.







Core Fixed Income Fund









----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           13.59%                        2.22%                         8.91%                        8.76%
----------------------------- ----------------------------- ---------------------------- ----------------------------




















 During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99)% (quarter ended March 31, 1996).


--------------------------------------------------------------- -------------------- -------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)                Past One Year        Since February 1, 1995*
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Core Fixed Income Fund                                                 8.76%                     8.49%
--------------------------------------------------------------- -------------------- -------------------------------
--------------------------------------------------------------- -------------------- -------------------------------
Lehman Intermediate Government/                                        8.44%                     8.57%
Corporate  Bond Index**
--------------------------------------------------------------- -------------------- -------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years.








Core Equity Fund









----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           31.35%                        20.64%                       29.91%                       24.89%
----------------------------- ----------------------------- ---------------------------- ----------------------------




















During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was 11.06% (quarter ended September 30, 1998).


------------------------------------------------------------- -------------------- ---------------------------------
                Average Annual Total Returns
         (for the periods ended December 31, 1998)               Past One Year         Since February 1, 1995*
------------------------------------------------------------- -------------------- ---------------------------------
------------------------------------------------------------- -------------------- ---------------------------------
Core Equity Fund                                                    24.89%                      27.30%
------------------------------------------------------------- -------------------- ---------------------------------
------------------------------------------------------------- -------------------- ---------------------------------
Standard & Poor's 500 Stock Index**                                 28.74%                      30.42%
------------------------------------------------------------- -------------------- ---------------------------------

*    The Fund began operations on February 1, 1995.
** This Index reflects the performance of the U.S. stock market as a whole.







Blended Total Return Fund









----------------------------- ----------------------------- ---------------------------- ----------------------------
         12/31/95*                      12/31/96                     12/31/97                     12/31/98
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
           22.20%                        12.27%                       16.96%                       17.90%
----------------------------- ----------------------------- ---------------------------- ----------------------------




















 During the period shown in the bar chart, the highest return for a quarter was 12.06% (quarter ended December 31, 1998) and the lowest return for a quarter was (1.77)% (quarter ended September 30, 1998).

--------------------------------------------------------------- ------------------- --------------------------------
                 Average Annual Total Returns
          (for the periods ended December 31, 1998)               Past One Year         Since February 1, 1995*
--------------------------------------------------------------- ------------------- --------------------------------
--------------------------------------------------------------- ------------------- --------------------------------
Blended Total Return Fund                                             17.90%                    17.70%
--------------------------------------------------------------- ------------------- --------------------------------
--------------------------------------------------------------- ------------------- --------------------------------
Lehman Intermediate Government/                                       8.44%                      8.57%
Corporate  Bond Index**
--------------------------------------------------------------- ------------------- --------------------------------
--------------------------------------------------------------- ------------------- --------------------------------
Standard & Poor's 500 Stock Index***                                  28.74%                    30.42%
--------------------------------------------------------------- ------------------- --------------------------------

* The Fund began operations on February 1, 1995. ** This Index reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years.
*** This Index  reflects the  performance  of the U.S.  stock market as a whole.









FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                       Reserve      Core                     Blended
                                                                       Money        Fixed       Core         Total
                                                                       Market       Income      Equity       Return
                                                                       Fund         Fund        Fund         Fund
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)......................         None         None        None         None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds).................         None         None        None         None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)............         None         None        None         None
Redemption Fee................................................         None         None        None         None
Exchange Fee..................................................         None         None        None         None


                                                                     Reserve       Core                      Blended
                                                                     Money         Fixed        Core         Total
                                                                     Market        Income       Equity       Return
                                                                     Fund          Fund         Fund         Fund
Annual Fund Operating Expenses
      (expenses that are deducted from a Fund's assets)

Management Fees...............................................          0.35%         0.50%       0.60%        0.60%
Distribution (12b-1) Fees(1)..................................          0.35%         0.35%       0.35%        0.35%
Shareholder Servicing Fees(1).................................          0.50%         0.50%       0.50%        0.50%
Other Expenses................................................          0.41%         0.40%       0.44%        0.41%
Total Annual Fund Operating Expenses..........................          1.61%         1.75%       1.89%        1.86%
                                                                        -----         -----       -----        -----
Management Fee Waiver.........................................          0.35%         0.10%       0.10%        0.10%
Net Expenses..................................................          1.26%         1.65%       1.79%        1.76%
                                                                        =====         =====       =====        =====

---------------------------------
(1)      For the year ended  November 30, 1998,  there were no  distribution  or shareholder servicing fees incurred by the Fund.









 EXAMPLE


 This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Reserve           Core                              Blended
                                             Money             Fixed            Core             Total Return
                                             Market            Income           Equity           Fund
                                             Fund              Fund             Fund

1 year.................................        $   128           $   168          $   182         $   179
3 years................................        $   400           $   520          $   563         $   554
5 years................................        $   692           $   897             $970            $954
10 years...............................         $1,523            $1,955           $2,105          $2,073



GUIDE TO INVESTING IN THE FUNDS


Purchase  orders for the Money  Market Fund  received by 12:00 noon
Eastern Standard Time will become effective that day. Purchase orders for the Non-Money Market Funds received by your investment representative in "good order" prior to 4:00 p.m., Eastern Standard Time, and transmitted to First Data Distributors, Inc. ("FDDI"), the Funds' distributor, prior to 4:00 p.m. Eastern Standard Time, will become effective that day.


Minimum Initial Investment $ 1,000 Minimum Initial Investment for Individual Retirement Accounts ("IRAs") or Roth Individual Retirement Accounts ("Roth
IRAs")............................... $ 250
Minimum Subsequent Investment            $
         50

         The Funds are purchased at net asset value.

         Shareholders may exchange shares between the Funds by telephone or mail. Exchanges may not be effected by facsimile.

 Minimum initial exchange...................................    $     500
              (No minimum for subsequent exchanges)



Shareholders may redeem shares by telephone, mail or wire. Shares may not be redeemed by facsimile.

         If a  redemption  request  is  received  by 12:00  noon  Eastern
              Standard Time, proceeds for the Money Market Fund will be transferred to a designated account that day.

         The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $500 or less.

(Redemption by telephone and wire is not available for IRAs, Roth IRAs and trust relationships of the Funds' adviser.)


All dividends and distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

Distributions for the Core Equity Fund are paid at least once annually, distributions for the Blended Total Return Fund are paid quarterly and distributions for the other Funds are paid monthly.



ADDITIONAL INFORMATION ON STRATEGIES AND RISKS


Investment Securities and Strategies of the Funds


IBJ Whitehall Bank & Trust Company ("IBJW" or the "Adviser"), as the Funds' adviser, selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.


U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities.


U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the U.S. Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation.


Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and U.S. Government agencies and instrumentalities (but only includes taxable securities).


Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements for each Fund described in the "Investment and Performance Summary."


Mortgage-Related Securities (All Funds). The Funds are permitted to invest in mortgage-related securities, subject to the rating and quality requirements for each Fund described in the "Investment and Performance Summary." One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).


Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). Interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.



Asset-Backed Securities (All Funds). The Funds are permitted to invest in asset-backed securities, subject to each Fund's rating and quality requirements for debt securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. A Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.



Common Stocks (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.


Preferred Stocks (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.


American Depository Receipts (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). ADRs are U.S. dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.


Investment in Foreign Securities (All Funds). These Funds may each invest in securities of foreign governmental and private issuers. These investments must be U.S. dollar-denominated with respect to the Money Market Fund.


Convertible and Exchangeable Securities (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Core Equity Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. The Funds may invest in convertible securities rated below investment grade.


Domestic and Foreign Bank Obligations (All Funds). Examples of these obligations are certificates of deposit, commercial paper, Yankee certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium term deposit notes.


Zero Coupon Securities (All Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.



 Variable  rate  demand  obligations  (All  Funds).   Variable  rate  demand
obligations have a maturity of 397 days or less with respect to the Money Market Fund or generally five to twenty years with respect to the Non-Money Market Funds. However, these obligations carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.


"When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. In a forward commitment transaction, a Fund agrees to purchase or sell securities at a specified future date.


Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33-1/3% of its total assets to brokers, dealers and financial institutions, provided certain conditions are met.


Repurchase   Agreements  (All  Funds).  The  Funds  may  enter  into  repurchase agreements with any bank or broker-dealer which presents a minimum risk of bankruptcy. Under a repurchase agreement, a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon price. The agreements will be fully collateralized.


Illiquid Investments (All Funds). No Fund may invest more than 15% (10% with respect to the Money Market Fund) of the aggregate value of its net assets in investments which are illiquid, or not readily marketable.


Maturity of Fixed Income Securities. Neither the Core Fixed Income Fund nor the debt portion of the Blended Total Return Fund has any limitation on average maturity or the maturity of individual securities.


Selection of Securities. Each stock selected by the Core Equity Fund and the equity portion of the Blended Total Return Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Adviser will seek to control performance risk for these Funds in two ways: (1) by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves or using futures and options for hedging purposes if a substantial stock market correction seems likely.



Each fixed income security selected by the Core Fixed Income Fund and the debt portion of the Blended Total Return Fund will be selected based on certain factors, including but not limited to: (1) the impact of overall duration risk of the total portfolio, (2) the attractiveness of the relevant market sector versus benchmark allocation, (3) the creditworthiness of corporate debt issuers and rating trends, and (4) the overall structure of the debt issue being considered for purchase.


Temporary Defensive Positions (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). When the Adviser determines that adverse market conditions exist, these Funds temporarily may hold up to 75 percent of their assets in the form of cash or cash equivalents. During such periods, the Funds face the risk of missing out on any opportunities in the market and may be less likely to achieve their investment objectives.


Portfolio Turnover. The Funds generally will not engage in the trading of securities for short-term profits. However, under certain market conditions, the Non-Money Market Funds may seek profits by short-term trading. In addition, each Fund will adjust its portfolio in view of current or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of a downturn in the market. Frequency of portfolio turnover (that is, a change in the number of securities owned by a Fund) will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate. Each Fund and its shareholders must bear these expenses. Further, portfolio turnover may result in the realization of taxable gains, which would in turn lower a Fund's return to shareholders.







Additional Risks of Investing in the Funds

         A Fund may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. For example, the value of mortgage-backed securities may be adversely affected by the rate of prepayments on the underlying mortgages. Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options, futures and options on futures involve the risks that such options and futures may fail as hedging techniques, that the loss from investing in futures transactions is potentially unlimited and that closing transactions may not be effected where a liquid secondary market does not exist.


Investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities.



Below-investment grade (high-yield) bonds may be issued to the Core Fixed Income Fund and the Blended Total Return Fund as a result of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.


A Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.


Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Funds have been informed that the Adviser, and the Funds' other service providers (i.e., administrator, transfer agent, fund accounting agent, distributor and custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Adviser and the Funds' other service providers will not be completed by December 31, 1999, and (ii) the costs currently associated with the implementation of their plans will have a material adverse impact on the business, operations or financial condition of the Funds or their service providers.


In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.


The Funds and the Adviser will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of systems failure.



MANAGEMENT OF THE FUNDS


The business and affairs of each Fund are managed under the direction of the Board of Trustees.


The Adviser:       IBJ WHITEHALL BANK & TRUST COMPANY

                      IBJW provides investment advisory services to the Funds. For these services IBJW may receive fees based on average daily net assets up to the following annualized rates for the Funds: Reserve Money Market Fund, 0.35%; Core Fixed Income Fund, 0.50%; Core Equity Fund, 0.60%; and Blended Total Return Fund, 0.60%.


IBJW,  formed  in 1929,  provides  banking,  trust and
                      investment services to individuals and institutions. It acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. IBJW's investment management responsibilities, as of December 31, 1998, included accounts with aggregate assets of approximately $___ billion. The principal business address of IBJW is One State Street, New York, New York 10004.








The Portfolio  Managers:

Mr. Paul Blaustein, Senior Vice President, has been affiliated with IBJW since 1997 and is responsible for the day-to-day management of the Core Equity Fund and the equity portion of the Blended Total Return Fund. He has held these positions since August 1998 and January 1999, respectively. Mr. Blaustein was a Vice President and portfolio manager at Desai Capital Management from 1996 to 1997, was a Vice President of the Investment Research Department at Legg Mason from 1994 to 1996 and was a Vice President and investment analyst at Warburg Pincus Counselors from 1991 to 1994.


 Mr. Martin Liebgott,  Senior Vice President,  has been
                      affiliated with IBJW since 1988 and is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has held these positions since inception. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund from inception to October 1997.



PRICING OF FUND SHARES


Each Fund's shares are priced at net asset value. The net asset value per share of the Funds is calculated at 12:00 noon (Eastern Standard Time) for the Money Market Fund and at 4:00 p.m. (Eastern Standard Time) for each of the Non-Money Market Funds, Monday through Friday, on each day that the New York Stock Exchange is open for trading. The net asset value is not calculated on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Fund: Columbus Day and Veterans Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of FDDI or First Data Investor Services Group, Inc. ("FDISG"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.


Securities are valued using market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.


The Money Market Fund uses the amortized cost method to value its portfolio securities. It seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.



 PURCHASE OF FUND SHARES


 The Premium Class shares offered in this prospectus are sold at net asset value without a sales load only. Shareholders in the Premium Class of shares may be subject to an additional 12b-1 fee of up to 0.35% of average daily net assets and an additional shareholder servicing charge of up to 0.50% of average daily net assets.


 Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in "good order."


The following purchase procedures do not apply to certain fund or trust accounts that are managed by IBJW. The customer should consult his or her trust administrator for proper instructions.


All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.


An investment may be made using any of the following methods:

         Through IBJW. Shares are available to new and existing shareholders through IBJW or its affiliates or other authorized investment advisers. To make an investment using this method, simply complete a Purchase Application and contact your IBJW representative or investment adviser with instructions as to the amount you wish to invest. They will then contact the Fund to place the order on your behalf on that day.


Orders  received  by your IBJW  representative  for the  Non-Money
Market Funds in "good order" prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 4:00 p.m., Eastern Standard Time), will become effective that day. Orders for the Money Market Fund received in "good order" prior to 12:00 noon Eastern Standard Time will become effective that day. You should receive written confirmation of your order within a few days of receipt of instructions from your representative.



Other Purchase Information. Requests in "good order" must include the following documents: (a) A letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(b) Any required signature  guarantees (see "Signature  Guarantees"  below); and
(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.


Signature Guarantees. To protect shareholder accounts, the Funds, and their transfer agent from fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) and the registered address and (2) share transfer requests. Shareholders may contact the Funds at 1-800-99-IBJFD (1-800-994-2533) for further details.


By Wire.  Investments may be made directly  through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. Your bank may charge a fee for handling the transaction. Please call 1-800-99-IBJFD (1-800-994-2533) for wiring instructions. A completed application must be sent by overnight delivery to the Fund in advance of the wire to IBJ Funds Trust, P.O. Box 5183, Westborough, MA 01581-5183. Notification must be given to the Fund at 1-800-99-IBJFD (1-800-994-2533) prior to 12:00 p.m. Eastern Standard Time, of the wire date for the Money Market Fund and prior to 4:00 p.m.
Eastern Standard Time in the case of the Non-Money Market Funds.


 By Mail.  Payments to open new accounts should be sent to IBJ Funds
Trust, P.O. Box 5183, Westborough, MA 01581-5183, together with a completed application. Fund purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days after purchase. Checks should be made payable to the order of IBJ Funds Trust.



Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with the Funds by telephone at 1-800-99-IBJFD (1-800-994-2533).


MINIMUM PURCHASE REQUIREMENTS


The minimum  initial  investment  in the Funds is $1,000 unless the purchaser has at least $1,000 or more in any of the IBJ Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of IBJW or is an employee of any of its affiliates, FDDI, FDISG, or any other service provider, or is an employee of any trust customer of IBJW or any of its affiliates. Note that the minimum is $250 for an IRA or Roth IRA, other than an IRA or Roth IRA for which IBJW or any of its affiliates acts as trustee or custodian. Any subsequent investments must be at least $50, including an IRA or Roth IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. A separate application is required for IRA or Roth IRA investments. (For more IRA or Roth IRA information, call 1-800-99-IBJFD (1-800-994-2533)). The Funds reserve the right to reject purchase orders.


EXCHANGE OF FUND SHARES


  Shareholders may exchange shares of one Fund for shares of another
Fund by either telephone or mail. A shareholder should first read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at P.O. Box 5183, Westborough, MA 01581-5183 or by calling 1-800-99-IBJFD (1-800-994-2533).
The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.


 A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in "good order."


An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.


Exchange by Mail. A letter of instruction should be sent by mail to IBJ Funds Trust, P.O. Box 5183, Westborough, MA 01581-5183. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. No signature guarantee is required. Newly purchased shares must remain in the account for 10 days.


 Exchange by  Telephone.  To exchange Fund shares by telephone or if you have any questions, simply call the Funds at 1-800-99-IBJFD (1-800-994-2533). You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares - By Telephone" in this Prospectus for a discussion of telephone transactions generally.


Automatic Investment Program. An eligible shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $500 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


 REDEMPTION OF FUND SHARES


Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the applicable Fund receives your redemption request in "good order." A redemption is a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund which seeks to maintain a net asset value per share of $1.00.


Where the shares to be redeemed have been purchased by check, the redemption request may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Funds may suspend redemptions or postpone payment dates.



Redemption Methods. You may redeem your shares using any of the methods set forth below:

Through an IBJW Representative or Authorized Investment Adviser. You may redeem your shares by contacting your IBJW representative or investment adviser and instructing him or her to redeem your shares. He or she will then contact the Fund and place a redemption trade on your behalf. He or she may charge you a fee for this service.


By Mail.  Requests should be addressed to IBJ Funds Trust, P.O. Box
5183, Westborough, MA 01581-5183. To protect shareholder accounts, the Funds, and the transfer agent from fraud, a signature guarantee will be required when redemption proceeds are to be sent to an address other than the registered address, or if the redemption is greater than $50,000. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed, (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations, if required (see "Purchase of Fund Shares"). Corporations, partnerships, trusts or other legal entities must submit additional documentation.


By Check. You may redeem your Money Market Fund shares by drawing checks on your account. You must first complete the signature card provided with the purchase application. Upon receiving the properly completed application and signature card, FDISG will provide you with checks free of charge. These checks may be made payable to the order of any person in the amount of $500 or more. When a check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed to cover the amount of the check. You cannot use a check to close out your account since additional shares accrue daily.


By Telephone. You may redeem your shares by calling the Funds at 1-800-99-IBJFD (1-800-994-2533). You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the dollar or share amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone. They also record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted. Telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.


By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds of wire redemption for the Money Market Fund generally will be transferred to the designated account on the day the request is received, provided that it is received by 12:00 Noon (Eastern Standard Time).


Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and you attach a copy of a void check from the account where proceeds are to be wired.
Your bank may charge you a fee for receiving a wire payment on your behalf.


Other Redemption Information. Requests in "good order" must include the documents listed in "Purchase of Fund Shares --- Other Purchase Information."



The above mentioned services --- "By Telephone," "By Check," and "By Wire" --- are not available for IRAs or Roth IRAs and trust relationships of IBJW.


Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


Redemption of Small Accounts. Due to the high cost of servicing small accounts, each Fund may redeem, on 30-days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30 day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.


Redemption in Kind. All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets. A Fund would make this type of payment if an emergency exists or if a cash distribution would impair the Fund's liquidity to the detriment of existing shareholders.


DIVIDENDS AND DISTRIBUTION


Each Fund intends to distribute to its shareholders substantially all of its income. The Reserve Money Market Fund and the Core Fixed Income Fund will declare distributions of such income daily and pay those dividends monthly; the Core Equity Fund will declare and pay distributions annually and the Blended Total Return Fund will declare and pay dividends at least quarterly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain.


Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.


In the case of the Money Market Fund, shares purchased will begin earning dividends on the day the shares are bought and shares redeemed will earn dividends through the day before redemption. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the other Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the shares are bought, and shares redeemed will earn dividends through the day the redemption is executed.



Dividends and distributions from a Fund are taxable to shareholders whether received in additional shares or in cash.


 If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


 TAX INFORMATION


 Each Fund intends to distribute  substantially  all of its income.
The income dividends a shareholder receives from a Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.


A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year and paid by a Fund during January of the following calendar year.



Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Internal Revenue Code, to "pass through" to its shareholders the amount of such foreign taxes paid. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


 Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.


 DISTRIBUTION ARRANGEMENTS


The Funds have adopted a plan under Rule 12b-1 that allows the Premium Class of each Fund to pay distribution fees of up to 0.35% of average daily net assets for the sale and distribution of its shares. Because these fees are paid out of the assets of each Fund's Premium Class on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



In  addition,  the  Premium  Class  of each  Fund  may pay  various financial organizations ("Service Organizations"), such as banks, trust companies, and broker-dealers, for providing administrative services for the Premium Class. An example of these services would be maintaining shareholder accounts and records. These fees would not exceed an annual rate of 0.50% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.


Through another prospectus, each Fund also offers a Service Class of shares. Only certain institutional and other investors are qualified to purchase the Service Class. Shareholders in the Service Class are not subject to either a 12b-1 fee or a shareholder servicing fee.


Account Services

         All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is a shareholder of record for shares purchased for its customer, the Service Organization or its nominee decides whether the statement will be sent to the customer.


 FINANCIAL HIGHLIGHTS


These financial highlights tables are intended to help you understand each Fund's financial performance since it began operations on February 1, 1995. The total returns in these tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended November 30, 1998 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. The information for periods prior to the year ended November 30, 1998 were audited by other independent auditors, whose reports thereon were unqualified.






                                                                      Reserve Money Market Fund

                                                     For the Year   For the Year   For the Year   For the Period
                                                        ended          ended           ended      Feb. 1, 1995*
                                                       Nov. 30,       Nov. 30,       Nov. 30,      to Nov. 30,
                                                         1998           1997           1996            1995
                                                     ------------   ------------   ------------    --------

            Net Asset Value, Beginning of Period...      $1.00         $1.00           $1.00          $1.00
                                                         -----         -----           -----          -----

            Income from Investment Operations:
              Net investment income..............         0.05          0.05            0.05           0.04

            Less Dividends from:
              Net investment income................      (0.05)        (0.05)          (0.05)         (0.04)

            Net Asset Value, End of Period.........      $1.00         $1.00           $1.00          $1.00
                                                         =====         =====           =====          =====

            Total Return(a)........................       5.27%         4.96%           4.88%          4.55%
            Ratios/Supplemental Data:
            Net   Assets,   End   of   Period   (in      $14            $13            $14            $13
            thousands).............................
            Ratios to average net assets:
              Expenses before                           0.76%           0.99%           0.95%          0.92%**
            waivers/reimbursements+................
              Expenses net waivers/reimbursements..     0.41%           0.64%           0.65%          0.64%**
              Net investment income................     5.16%           4.84%           4.82%          5.40%**
           -------------------------------------------
           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.








                                                                      Core Fixed Income Fund

                                                    For the Year    For the Year   For the Year      For the
                                                       ended           ended           ended         Period
                                                      Nov. 30,        Nov. 30,       Nov. 30,     Feb. 1, 1995*
                                                        1998            1997            1996       to Nov. 30,
                                                    ------------    ------------    ------------
                                                                                                      1995

            Net Asset Value, Beginning of Period.     $10.35          $10.22          $10.72         $10.00
                                                      ------          ------          ------         ------

            Income from Investment Operations:
              Net investment income..............       0.59            0.57            0.54           0.48
              Net realized and unrealized gains
            (losses)                                    0.34            0.13           (0.12)          0.72
                                                        ----            ----           ------          ----
              on investment transactions.........
              Total   income   from    investment       0.93            0.70            0.42           1.20
                                                        ----            ----            ----           ----
            operations...........................

            Less Dividends from:                       (0.59)          (0.57)          (0.54)         (0.48)
              Net investment income..............
              Realized gains.....................      (0.08)           0.00           (0.38)          0.00
                                                       ------           ----           ------          ----
            Net  change  in net  asset  value per       0.26            0.13           (0.50)          0.72
                                                        ----            ----           ------          ----
            share................................

            Net Asset Value, End of Period.......      $10.61         $10.35          $10.22         $10.72
                                                       ======         ======          ======         ======

            Total Return(a)......................       9.27%           7.20%           4.25%         12.28%
            Ratios/Supplemental Data:
            Net   Assets,   End  of  Period   (in       $15            $13              $15           $14
            thousands)...........................
            Ratios to average net assets:
              Expenses before                          0.90%            1.17%           1.22%          1.22%**
            waivers/reimbursements+..............
              Expenses net waivers/reimbursements      0.80%            1.07%           1.12%          1.12%**
              Net investment income..............      5.63%            5.61%           5.07%          5.59%**
            Portfolio Turnover Rate..............       93%             210%            160%           297%
           -----------------------------------------
           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.








                                                                         Core Equity Fund

                                                    For the Year    For the Year   For the Year      For the
                                                       Ended           Ended           Ended         Period
                                                      Nov. 30,        Nov. 30,       Nov. 30,     Feb. 1, 1995*
                                                        1998            1997           1996        to Nov. 30,
                                                    ------------    ------------   ------------
                                                                                                      1995

            Net Asset Value, Beginning of Period.     $16.68          $15.37          $12.97         $10.00
                                                      ------          ------          ------         ------

            Income from Investment Operations:
              Net investment income..............       0.07            0.35            0.14           0.13
              Net realized and unrealized gains
            on                                          2.37            3.04            2.90           2.84
                                                        ----            ----            ----           ----
                   investment transactions.......
              Total   income   from    investment       2.44            3.39            3.04           2.97
                                                        ----            ----            ----           ----
            operations...........................
            Less Distributions from:                   (0.05)          (0.31)          (0.19)         ----
              Net investment income..............       ----           (0.24)          ----           ----
              In excess of net investment income.
              Realized gains.....................      (2.55)          (1.53)          (0.45)         ----
                                                       ------          ------          ------         ----
              Net  change in net asset  value per      (0.16)           1.31            2.40           2.97
            share................................

            Net Asset Value, End of Period.......     $16.52          $16.68          $15.37         $12.97
                                                      ======          ======          ======         ======
            Total Return(a)......................      17.87%          24.68%          24.61%         29.70%
            Ratios/Supplemental Data:
            Net   Assets,   End  of  Period   (in       $17              $15             $20           $16
            thousands)...........................
            Ratios to average net assets:
              Expenses before                          1.04%            0.99%           0.99%          1.09%**
            waivers/reimbursements+..............
              Expenses net waivers/reimbursements      0.94%            0.89%           0.89%          0.89%**
              Net investment income..............      0.32%            0.74%           0.93%          1.30%**
            Portfolio Turnover Rate..............       92%             44%             27%            37%
           --------------------------------
           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.







                                                                    Blended Total Return Fund

                                                    For the Year    For the Year   For the Year      For the
                                                       Ended           Ended           Ended         Period
                                                      Nov. 30,        Nov. 30,       Nov. 30,     Feb. 1, 1995*
                                                        1998            1997           1996        to Nov. 30,
                                                    ------------    ------------   ------------
                                                                                                      1995

            Net Asset Value, Beginning of Period.      $13.51         $12.76          $11.78         $10.00
                                                       ------         ------          ------         ------

            Income from Investment Operations:
              Net investment income..............       0.38            0.50            0.34           0.27
              Net realized and unrealized gains
            on                                          1.41            1.27            1.26           1.79
                                                        ----            ----            ----           ----
                   investment transactions.......
              Total   income   from    investment       1.79            1.77            1.60           2.06
                                                        ----            ----            ----           ----
            operations...........................
            Less Distributions from:                   (0.38)          (0.50)          (0.35)         (0.28)
              Net investment income............
              Realized gains.....................      (2.02)          (0.52)          (0.27)         ----
                                                       ------          ------          ------         ----
              Net  change in net asset  value per      (0.61)           0.75            0.98           1.78
            share................................

            Net Asset Value, End of Period.......     $12.90          $13.51          $12.76         $11.78
                                                      ======          ======          ======         ======
            Total Return(a)......................      15.98%          14.69%          14.08%         20.72%
            Ratios/Supplemental Data:
            Net   Assets,   End  of  Period   (in       $16             $14             $17            $15
            thousands)...........................
            Ratios to average net assets:
              Expenses before                          1.01%            1.07%           1.09%          1.14%**
            waivers/reimbursements+..............
              Expenses net waivers/reimbursements      0.91%            0.97%           0.99%          1.04%**
              Net investment income..............      2.95%            2.91%           2.98%          3.04%**
            Portfolio Turnover Rate..............       76%            138%             77%            78%
           --------------------------------
           *      Commencement of operations.
           **     Annualized.
           +      During  the  period,  certain  fees were  voluntarily  reduced and/or  reimbursed.  If such voluntary fee  reductions  and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a)    Total  return is based on the change in net asset value during the period  and  assumes  reinvestment  of all  dividends  and distributions.








                                 IBJ FUNDS TRUST



                                            Reserve Money Market Fund

                                            Core Fixed Income Fund

                                            Core Equity Fund

                         Blended Total Return Fund




                Additional information about the Funds is included in a Statement of Additional Information dated March 30, 1999 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.



                Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.



You may make  inquiries  about the Funds or obtain a copy of the SAI,  or of the
annual  or  semi-annual  reports,   without  charge  by  calling  1-800-99-IBJFD
(1-800-994-2533).


               Information  about  the  Funds  (including  the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). Such information is also available on the SEC's Internet site at http://www.sec.gov. You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.


















------------------------------------------------------------------------------



IBJ FUNDS TRUST

                                                   SERVICE CLASS
                                                   PREMIUM CLASS

STATEMENT OF ADDITIONAL INFORMATION



 MARCH 30, 1999

-------------------------------------------------------------------------------



 This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following four Funds of the IBJ Funds Trust (the "Funds"):

                           .........        o  Reserve Money Market Fund
                                            o  Core Fixed Income Fund
                                            o  Core Equity Fund
                                            o  Blended Total Return Fund

         THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUSES FOR SERVICE CLASS AND PREMIUM CLASS SHARES, EACH DATED MARCH 30, 1999. FOR A FREE COPY OF THE PROSPECTUSES, PLEASE WRITE OR CALL THE FUNDS AT THE ADDRESS AND INFORMATION TELEPHONE NUMBER PRINTED BELOW.



                                   4400 Computer Drive
                          Westborough, Massachusetts 01581-5120
              General and Account Information: 1-800-99-IBJFD (1-800-994-2533)








                                                 TABLE OF CONTENTS

                           .........                                     Page
                                                                         ----


GENERAL INFORMATION...................................................     1

INVESTMENT STRATEGIES AND RISKS.......................................     1

INVESTMENT RESTRICTIONS................................................    10

MANAGEMENT.............................................................    12

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.............................    13

INVESTMENT ADVISORY AND OTHER SERVICES.................................    15

DISTRIBUTION OF FUND SHARES............................................    18

COMPUTATION OF NET ASSET VALUE.........................................    19

PORTFOLIO TRANSACTIONS.................................................    20

TAXATION...............................................................    21

DESCRIPTION OF THE FUNDS' SHARES.......................................    25

CALCULATION OF PERFORMANCE DATA........................................    26

FINANCIAL STATEMENTS...................................................    27

APPENDIX...............................................................   A-1










                                                        40
                                                GENERAL INFORMATION

 The Funds are separately managed, diversified portfolios of IBJ Funds Trust (the "Trust"), an open-end, management investment company. The Trust was organized as a Delaware business trust under a Declaration of Trust dated August 25, 1994. Each Fund offers two classes of shares, the "Service Class" and the "Premium Class."


IBJ Whitehall Bank & Trust Company ("IBJW") serves as the Funds' Investment Adviser. First Data Investor Services Group, Inc. ("FDISG"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and First Data Distributors, Inc. ("FDDI"), located at the same address, is the Distributor.


                                          INVESTMENT STRATEGIES AND RISKS

The Prospectuses discuss the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.


U.S. TREASURY OBLIGATIONS. (All Funds). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. The Funds may invest in privately placed U.S. Treasury obligations.


U.S. GOVERNMENT AGENCY OBLIGATIONS. (All Funds). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.


 MORTGAGE-RELATED SECURITIES. (All Funds). The Funds are permitted to invest in mortgage-related securities. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.


In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.


Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.


 ASSET-BACKED SECURITIES. (All Funds). The Funds are permitted to invest in asset-backed securities. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete
security  interest  in  the  related  collateral.   For  example,   credit  card
receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

         COMMERCIAL PAPER. (All Funds). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Reserve Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).


CORPORATE DEBT SECURITIES. (All Funds). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI.


CONVERTIBLE AND EXCHANGEABLE SECURITIES. (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Funds may invest in convertible securities rated below investment grade, including convertible debt rated as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.







BANK OBLIGATIONS. (All Funds). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankeedollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.


 Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Core Fixed Income, Core Equity and Blended Total Return Funds and 10% of the value of the net assets of the Money Market Fund. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.



Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.


Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.



 ZERO COUPON SECURITIES. (All Funds). The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. (All Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less with respect to the Money Market Fund or generally five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

         The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a
Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.


VARIABLE AMOUNT MASTER DEMAND OBLIGATIONS. (Money Market Fund). The Money Market Fund may invest in variable amount master demand obligations which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Money Market Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand obligation generally shall not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable amount master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Money Market Fund will invest in variable amount master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Money Market Fund. In determining weighted average dollar portfolio maturity, a variable amount master demand obligation will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.






 OTHER MUTUAL FUNDS. (All Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         LOANS OF PORTFOLIO SECURITIES. (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.


  REPURCHASE AGREEMENTS. (All Funds). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. IBJW will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Money Market Fund may not invest more than 10%, and each of the Core Fixed Income, Core Equity and Blended Total Return Funds may not invest more than 15%, of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

         REVERSE REPURCHASE AGREEMENTS. (All Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         FOREIGN SECURITIES. (All Funds). Investing in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and, with respect to the Money Market Fund, may affect the ability to maintain net asset value. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.


 ILLIQUID SECURITIES. (All Funds). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.


The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.


Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.







MUNICIPAL COMMERCIAL PAPER. (All Funds). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of IBJW, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.



Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong."
Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".


MUNICIPAL NOTES. (All Funds). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of IBJW, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.



Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

         MUNICIPAL BONDS. (All Funds). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.


PREFERRED STOCKS. (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund.) As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.



AMERICAN DEPOSITORY RECEIPTS. (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). These Funds each may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.


In an unsponsored ADR program,  there also may be several  depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.


Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

         OPTIONS ON SECURITIES. (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter
(OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.


The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.


FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). Each Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when IBJW anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

         A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."


During a market decline or when IBJW anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when IBJW anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.


INTEREST RATE FUTURES CONTRACTS. (Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of IBJW, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         OPTIONS ON INTEREST  RATE FUTURES  CONTRACTS.  (Core Fixed Income Fund,
Core Equity Fund and Blended Total Return Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.


The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of IBJW to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that IBJW possesses the skills necessary for the successful utilization of such transactions.


The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.


PORTFOLIO TURNOVER. The portfolio turnover rate for the Core Fixed Income Fund was 93% and 210% for the fiscal years ended November 30, 1998 and November 30, 1997, respectively. The decrease in portfolio turnover during the last fiscal year occurred because the Fund reached an optimal risk position due to evolving financial events (for example, declining interest and widening credit spreads).


                                              INVESTMENT RESTRICTIONS

 The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares - Voting Rights."

         Each Fund, except as indicated, may not:

         (1)      Invest  more than 15% (10% with  respect  to the Money  Market
                  Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

(5) Invest in companies for the purpose of exercising control or management;

(6) Invest more than 10% of its net assets in shares of other investment companies;

         (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


(11)  Purchase  or retain the  securities  of any  issuer,  if those individual officers and Trustees of the Trust, IBJW, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or, for the Money Market Fund, securities issued by domestic banks; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;


(14)  Write,  purchase or sell puts, calls or combinations  thereof, except that the Core Fixed Income, Core Equity and Blended Total Return Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or


         (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation.


Additionally,  each Fund is a diversified fund and is therefore  subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer. The Money Market Fund is subject to further diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer except that the Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation.


If a percentage restriction on the investment or use of assets set forth in the Prospectuses or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.


It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.


                                                    MANAGEMENT
TRUSTEES AND OFFICERS

 Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The principal occupations of the Trustees and executive officers of the Trust for the past five years as well as their ages are listed below. The address of each, unless otherwise indicated, is 4400 Computer Drive, Westborough, Massachusetts 01581-5120. Currently, no Trustee is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.


ROBERT H. DUNKER, Trustee, (Retired); formerly, Executive Vice President, Trust Administration, First Fidelity Bank, N.A., New Jersey; Director, E.J. Brooks Co.; 410 NE Plantation Road #322, Stuart, Florida 34996; Age: 68.


STEPHEN V.R. GOODHUE, Trustee (Retired); formerly, Senior Vice President Manufacturer's Hanover Trust Company; 237 Mount Holly Road, Katonah, New York 10536; Age: 70.


EDWARD F. RYAN, Trustee; Member, Advisory Board, MBW Venture Capital Partners Limited Partnership (5/84 - Present); Age: 77.


GEORGE H. STEWART, Trustee and Chairman; (Retired); formerly, Vice President and Treasurer, Ciba-Geigy Corporation; 4425 SE Waterford Drive, Stuart, Florida 34997; Age: 67.


JYLANNE M. DUNNE, President; Vice President and General Manager of Distribution Services at FDISG since 1992; Age: 39.


BRIAN R. CURRAN, Treasurer; Director of Fund Administration at FDISG (10/97 - Present); Assistant Secretary of Fund Administration, State Street Bank and Trust Company (2/97 - 10/97); Senior Auditor, PricewaterhouseCoopers, LLP (2/94
- 2/97); Age: 31.


WILLIAM J. GREILICH, Vice President; Vice President and Division Manager of Client Services at FDISG since 1990; Age: 45.


LINDA  J.  HOARD,  Secretary;  Counsel  of  FDISG  (6/98  -  Present);  Attorney
Consultant (7/94 - 6/98); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (9/86 - 7/94); Age: 51.


Trustees of the Trust not affiliated with the Investment Adviser receive from the Trust an annual retainer of $5,000, $7,000 for the Chairman, and a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Trust attended and $500 additional for the Audit Committee Chairman and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Investment Adviser do not receive compensation from the Trust.



COMPENSATION TABLE*
                                                             Pension or                         Total Compensation
                                                         Retirement Benefits       Annual            From the
                                         Aggregate       Accrued as Part of     Benefits Upon       Retirement
                                       Compensation        Trust Expenses         Expenses         Fund Complex
Name of Person, Position              from the Trust
Robert H. Dunker, Trustee                 $8,000                  0                  N/A              $8,000
Stephen V.R. Goodhue, Trustee              7,500                  0                  N/A               7,500
Edward F. Ryan, Trustee                    8,000                  0                  N/A               8,000
George Stewart, Trustee                   10,500                  0                  N/A              10,500

*  Represents the total compensation paid to such persons for the fiscal year ended November 30, 1998.



                                    CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of March __, 1999, the following persons beneficially owned more than 25% of the voting securities of a particular Fund and therefore may be deemed to control that Fund:

                                                           Reserve Money Market Fund

[Name/Address]                                                    __________%


                                                            Core Fixed Income Fund

[Name/Address]                                                    __________%


                                                               Core Equity Fund

[Name/Address]                                                    __________%


                                                           Blended Total Return Fund

[Name/Address]                                                    __________%

         The persons listed above may have effective voting control over the operation of the applicable Fund, which would diminish the voting rights of other shareholders.



As of March __, 1999, the following persons owned of record or beneficially 5% or more of any class of the Funds' shares:

         [For each owner, indicate "of record" or "beneficial" ownership.]


                                                           Reserve Money Market Fund
                                                             Service Class Shares

[Name/Address]                                                      ______%


                                                           Reserve Money Market Fund
                                                             Premium Class Shares

[Name/Address]                                                      ______%


                                                            Core Fixed Income Fund
                                                             Service Class Shares


[Name/Address]                                                      ______%


                                                            Core Fixed Income Fund
                                                             Premium Class Shares


[Name/Address]                                                      ______%


                                                               Core Equity Fund
                                                             Service Class Shares


[Name/Address]                                                      ______%


                                                               Core Equity Fund
                                                             Premium Class Shares

[Name/Address]                                                      ______%


                                                           Blended Total Return Fund
                                                             Service Class Shares


[Name/Address]                                                      ______%







                                                           Blended Total Return Fund
                                                             Premium Class Shares

[Name/Address]                                                      ______%




As of March ___, 1999, Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.


                                      INVESTMENT ADVISORY AND OTHER SERVICES
INVESTMENT ADVISER

IBJW provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJW makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for services thereunder, IBJW is entitled to receive from each Fund it manages a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the Fee Table in the Prospectus. For the fiscal year ended November 30, 1996, IBJW earned investment advisory fees of $106,107, $132,005, $533,300, and $341,198 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the same period, IBJW voluntarily waived investment advisory fees of $106,107, $26,400, $88,874, and $56,745, respectively. For the fiscal year ended November 30, 1997, IBJW earned investment advisory fees of $101,221, $141,947, $588,328, and $381,947 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the same period, IBJW voluntarily waived investment advisory fees of $101,221, $28,390, $98,055, and $63,658, respectively. For the fiscal year ended November 30, 1998, IBJW earned investment advisory fees of $77,459, $182,051, $670,551, and $378,308, for the
Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the same period, IBJW voluntarily waived investment advisory fees of $77,459, $38,173, $112,286, and $62,992, respectively.


 IBJW, formed in 1929, provides banking, trust and investment services to individuals and institutions. It is a wholly-owned subsidiary of The Industrial Bank of Japan, Limited, a commercial bank. IBJW acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of December 31, 1998, included accounts with aggregate assets of approximately $___ billion. The principal business address of IBJW is One State Street, New York, New York 10004. The name of the bank was changed from IBJ Schroder Bank & Trust Company to IBJ Whitehall Bank & Trust Company, effective January 1, 1999. The Industrial Bank of Japan does not perform services for the Trust or any of the Funds.


Based upon the advice of counsel, IBJW believes that its performance of investment advisory services for the Funds will not violate the Glass Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent IBJW from continuing to perform such services for the Funds. If IBJW were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment advisor selected by the Board or that the Board would recommend other appropriate action.


The Advisory Agreement for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by IBJW, on 60 days written notice by either party to the Advisory Agreement and will terminate automatically if assigned. The Advisory Agreement was last approved by the Board of Trustees, including a majority of Trustees who are not "interested persons," on September 17, 1998.


DISTRIBUTOR

FDDI is the principal underwriter of the Funds pursuant to a Distribution Agreement dated March 1, 1998. FDDI is an indirect, wholly-owned subsidiary of First Data Corporation ("FDC"). Prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. FDDI offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with FDISG. FDISG is a wholly-owned subsidiary of FDC and an affiliate of FDDI, the Funds' principal underwriter. FDISG provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by IBJW, FDDI, transfer agent, custodians, independent accountants, legal counsel and others. In addition, FDISG furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with FDISG. For these services, FDISG receives a fee from each Fund computed daily and payable monthly, at the annual rate of: 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. Pursuant to the Administration Agreement between the Trust and FDISG, FDISG assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $35,000 per Fund plus out of pocket expenses. For the fiscal year ended November 30, 1998, the Funds paid total fees of $239,303 to FDISG for its services under the Administration Agreement.

         The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon sixty days prior notice.


 Additionally, in September 1998, IBJW entered into a Co-Administration Services Contract with the Trust. Under this contract, IBJW performs supplemental administrative services, including (i) supervising the activities of FDISG and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by FDISG. In consideration of IBJW's services under this contract, the Trust pays IBJW a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 1998, IBJW waived the co-administration fees for each Fund.


Prior to March 1, 1998,  BISYS Fund Services,  Inc.  ("BISYS")  acted as the
Fund's administrator and performed substantially identical services for the Funds as FDISG now performs. For these services, BISYS received from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For the fiscal year ended November 30, 1996, Furman Selz LLC, the previous administrator, earned Administrative Services fees of $52,601, $39,602, $133,328, and $85,315 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the fiscal year ended November 30, 1997, BISYS earned Administrative Services fees of $43,380, $42,584, $147,082, and $95,487 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the period from December 1, 1997 to February 28, 1998, BISYS earned Administrative Services fees of $12,118, $16,331, $52,551, and $30,673, for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively.


Prior to March 1, 1998, pursuant to a Fund Accounting Agreement between the Trust and BISYS, BISYS assisted the Trust in calculating net asset values and provided certain other accounting services for each Fund, for an annual fee of $30,000 per Fund plus out of pocket expenses. For the fiscal year ended November 30, 1996, Furman Selz LLC, the previous accounting agent, earned Fund Accounting fees and expenses of $30,668, $41,721, $33,836, and $43,504 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the fiscal year ended November 30, 1997, BISYS Fund Services earned Fund Accounting fees of $35,000, $29,999, $30,000, and $35,000 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. For the period from December 1, 1997 to February 28, 1998, BISYS earned Fund Accounting fees of $9,886, $14,413, $11,767, and $13,488 for the Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund, respectively. Pursuant to a Transfer Agency Agreement between the Trust and BISYS, BISYS assisted the Trust with certain transfer and dividend disbursing agent functions and received a fee of $15 per account per year per Fund plus out of pocket expenses.

SERVICE ORGANIZATIONS

For Premium Class shareholders, the Trust also contracts with banks (including IBJW), trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. The payments will not exceed on an annualized basis an amount equal to 0.50% of the average daily value during the month of Fund shares owned by customers in subaccounts of which the Service Organization is record owner as nominee for its customers. Neither FDISG nor FDDI will be a Service Organization or receive fees for servicing. As of November 30, 1998, no Service Organization fees have been paid.


         The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

FUND EXPENSES


Each Fund bears all costs of its operations other than expenses specifically assumed by FDDI, FDISG or IBJW. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five year period from the commencement of the Fund's operations. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


IBJW acts as Custodian of the Trust's assets. The Custodian maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities. For its services, the Custodian received total compensation of $64,759 from the Funds for the fiscal year ended November 30, 1998.


FDISG (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT AUDITORS

Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings.
Ernst & Young LLP's address is 787 7th Avenue, New York, New York 10019.

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel to the Trust and also provides advice to IBJW in its capacity as Investment Adviser to the Trust.


                                            DISTRIBUTION OF FUND SHARES

The Distribution Agreement between the Trust and FDDI provides that FDDI will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. FDDI is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

 The Trustees have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Premium Class shares of each Fund after having concluded that there is a reasonable likelihood that the Plan will benefit the Funds and the Premium Class shareholders. Pursuant to the Plan, the Premium Class of each Fund may reimburse FDDI on a monthly basis for certain costs and expenses incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.35%. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of FDDI, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds.


FDDI will use all amounts received under the Plan for payments to broker-dealers or financial institutions (but not including banks) for their assistance in distributing the Premium Class shares of each Fund and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.


 The Plan provides for FDDI to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Premium Class shares of the Funds may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust.


The Plan is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees of the Trust last approved the Plan at a meeting held on September 17, 1998. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Administration Agreement or by vote of the holders of a majority of the shares of the Funds. No payments were made pursuant to the Plan on behalf of any of the Funds for the fiscal years ended November 30, 1996, 1997 and 1998.


                                          COMPUTATION OF NET ASSET VALUE

The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectuses. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.


The Core Fixed Income, Core Equity and Blended Total Return Funds each value portfolio securities listed on an exchange on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.


 The Money Market Fund uses the amortized  cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.


Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees or IBJW to be comparable to those rated in the highest rating category, will be limited.


Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $l.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                                              PORTFOLIO TRANSACTIONS

Investment decisions for the Funds and for the other investment advisory clients of IBJW are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of IBJW is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


Pursuant to the Advisory Agreement, IBJW places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, IBJW will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by IBJW with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. IBJW selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to IBJW.

         The cost of executing portfolio securities transactions for the Money Market Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or FDISG are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.


 IBJW may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to IBJW. By allocating transactions in this manner, IBJW is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to IBJW in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because IBJW or its affiliates receive such services.


 As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), IBJW may cause the Funds to pay a broker-dealer which provides
"brokerage and research services" (as defined in the Act) to IBJW a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if IBJW believes that the commission is reasonable in relation to the value of the brokerage and research services received.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, IBJW may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.



The following table depicts total brokerage commissions paid by the Funds during the fiscal years ended November 30, 1996, 1997 and 1998.

                                                                Brokerage Commissions

                                           1996                        1997                         1998
                                           ----                        ----                         ----
Reserve Money Market Fund                   $0                          $0                           $0
Core Fixed Income Fund                      $0                          $0                           $0
Core Equity Fund                          $88,696                    $137,378                     $276,174
Blended Total Return Fund                 $30,396                    $129,698                      $76,099


                                                     TAXATION

 Each Fund has elected to be treated as a regulated investment company and qualifies as such for the fiscal year ended November 30, 1998. The Funds intend to continue to qualify by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.






         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC.
All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

         The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call Option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders.


 A Fund may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.


 Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).


                                         DESCRIPTION OF THE FUNDS' SHARES
CAPITALIZATION

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.


 Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.


VOTING RIGHTS

 Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).


 Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.



CALCULATION OF PERFORMANCE DATA
         The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

         Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return + 1)365/7] - 1.


For the period ended November 30, 1998, the seven-day yield and seven-day effective yield of the Service Class Shares of the Reserve Money Market Fund was 4.83% and 4.95%, respectively.


Quotations of yield for the Core Fixed Income, Core Equity and Blended Total Return Funds will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                             YIELD = 2[(a-b + 1)6 -1]
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


 For the period ended November 30, 1998, the 30-day (or one month) yield for Service Class shares of the Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund was 5.06%, (0.19)% and 2.43%, respectively.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                                                 P (1 + T)n = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


The average annual total return for the Service Class shares of the Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund for the fiscal year ended November 30, 1998 was 9.27%, 17.87% and 15.98%, respectively, and for the period February 1, 1995 (commencement of operations) to November 30, 1998 was 8.60%, 25.36% and 17.16%. The average annual total returns for the Premium Class shares of the Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund for the fiscal year ended November 30, 1998 were identical to those for the Service Class of shares.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.


                                               FINANCIAL STATEMENTS

The Funds' financial statements and financial highlights for the fiscal year ended November 30, 1998, and the report of Ernst & Young LLP, independent auditors, are included in the Funds' Annual Report, which is a separate report supplied with this SAI. The Funds' financial statements, including the financial highlights and report of the independent auditors are incorporated herein by reference. For a free additional copy of the Annual Report, please contact the Funds at 1-800-99-IBJFD (1-800-994-2533).






G:shared\clients\ibj\agreements\coadmin
                                                     APPENDIX
Description of Moody's bond ratings:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody" bond, descriptions include: Ba - judged to be below-investment grade and have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P bond ratings:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC - below-investment grade (high yield), predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations-, BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+, -," no character, and relative standing within the major rating categories.

Description of Moody's ratings of notes and variable rate demand instruments:

         Moody's ratings for state and municipal short term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short term credit and long-term risk. Short term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

         MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.






                                             PART C. OTHER INFORMATION



Item 23.          EXHIBITS.

(a) Trust Instrument, filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and incorporated herein by reference.

(b)(1)  Amended  Bylaws  of  Registrant,   dated  March  20,  1997,  filed  with
Post-Effective Amendment No. 4 to Registration Statement No. 33-83430 on March 27, 1997, and incorporated herein by reference.

                   (b)(2) Amendment effective December 17, 1998 to Amended Bylaws of Registrant, dated March 20, 1997 is filed herewith.

                  (c)      None.

(d) Form of Master Investment Advisory Contract and Supplements between Registrant and IBJ Whitehall Bank & Trust Company, filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and incorporated herein by reference.




                  (e) Distribution Agreement dated March 1, 1998 between IBJ Funds Trust and First Data Distributors, Inc., filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

                  (f)      None.

(g) Custodian Contract between Registrant and IBJ Whitehall Bank & Trust Company, filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and incorporated herein by reference.

(h)(1) Transfer Agency and Services Agreement dated March 1, 1998 between IBJ Funds Trust and First Data Investor Services Group, Inc., filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

(h)(2) Administration Agreement dated March 1, 1998 between First Data Investor Services Group, Inc. and IBJ Funds Trust, filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

                  (h)(3)   Form  of  Co-Administration   Agreement  between  IBJ
                           Whitehall Bank & Trust Company and IBJ Funds Trust is filed herewith.


                  (i) Consent of Paul, Weiss, Rifkind, Wharton & Garrison, Trust Counsel, to be filed by subsequent amendment.

                  (j)(1) Consent of Ernst & Young LLP, independent auditors, is filed herewith.

(j)(2) Powers of Attorney and Secretary's Certificate filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

                  (k)      None.

(l) Subscription Agreement, filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and incorporated herein by reference.



(m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Premium Class shareholders, filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

(m)(2) Form of Supplements to Distribution and Service Plan, filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

(m)(3) Form of Servicing Organization Agreement, filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.

                  (n)      Financial Data Schedules are filed herewith.

(o) Rule 18f-3 Plan, filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and incorporated herein by reference.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

Item 25.          INDEMNIFICATION.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 4 of the Master Investment Advisory Contract between Registrant and IBJ Whitehall Bank & Trust Company, and Section 1.13 of the Distribution Agreement between Registrant and First Data Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.



                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.



                  Section 4 of the Master Investment Advisory Contract between Registrant and IBJ Whitehall Bank & Trust Company and Section
                  1.11 of the Distribution Agreement between Registrant and First Data Distributors, Inc. limit the liability of IBJ Whitehall Bank & Trust Company and First Data Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.



                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.








Item 26. BUSINESS AND OTHER CONNECTIONS OF IBJ WHITEHALL BANK & TRUST COMPANY.

                  IBJ Whitehall Bank & Trust Company is a wholly owned subsidiary of The Industrial Bank of Japan, Limited, a bank holding company headquartered in Japan. IBJ Whitehall Bank & Trust Company provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust.




                  The executive officers of IBJ Whitehall Bank & Trust Company and The Industrial Bank of Japan, Limited and such executive officers' positions during the past two years are as follows:

     Name                                                Position and Offices

 IBJ Whitehall Bank & Trust Company
 Dennis G. Buchert                        President and Chief Executive Officer
 Alva O. Way                                         Chairman of the Board
 Haruhiko Takenaka                                   Vice Chairman
 Donald H. McCree, Jr.                               Vice Chairman

 The Industrial Bank of Japan
 Yoh Kurosawa                                        Chairman
Masao Nishimuran                                    President and Chief
                                                       Executive Officer
Yoshiyuki Fujisawa                                  Deputy President
Yoshiomi Matsumoto                                  Deputy President

Item 27.          PRINCIPAL UNDERWRITER.

(a) In addition to IBJ Funds Trust, First Data Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly owned subsidiary of First Data Corporation, acts as distributor for Alleghany Funds, ABN AMRO Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, ICM Series Trust, Light Index Fund, Inc., LKCM Funds, The Potomac Funds, Panorama Trust, Undiscovered Managers Funds, Wilshire Target Funds, Inc. and Worldwide Index Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

                  (b) The information required by this Item 27(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

                  (c)      Not Applicable.





Item 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts.

Item 29.          MANAGEMENT SERVICES.

                  Not Applicable.

Item 30.          UNDERTAKINGS.

                  Not Applicable.








                                                    SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 29th day of January, 1999.
                                               IBJ FUNDS TRUST
                                               By: *
                                               Jylanne M. Dunne, President

                                              * By:  /s/Elizabeth A. Russell
                                                     Elizabeth A. Russell
                                                     as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of IBJ Funds Trust has been signed below by the following persons in the capacities indicated and on the 29th day of January, 1999.

Signature                                                              Capacity


         *                                           Chairman, Board of Trustees
George H. Stewart

         *                                                             Trustee
Robert H. Dunker

         *                                                             Trustee
Stephen V. R. Goodhue

         *                                                             Trustee
Edward F. Ryan

         *                                                             President
Jylanne M. Dunne
(Chief Executive Officer)

/s/Brian R. Curran                                                     Treasurer
Brian R. Curran
(Principal Financial & Accounting Officer)


* By:    /s/Elizabeth A. Russell
         Elizabeth A. Russell
         as Attorney-in-Fact

The Powers of Attorney were filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and incorporated herein by reference.







                                                 Index to Exhibits


                        (B)(1) AMENDMENT EFFECTIVE DECEMBER 17, 1998 TO BY-LAWS DATED MARCH 20, 1997
                   (H)(3) FORM OF CO-ADMINISTRATION AGREEMENT
                    (J)(1) CONSENT OF INDEPENDENT ACCOUNTANTS
                          (N) FINANCIAL DATA SCHEDULES